COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various foreign financial services subsidiaries	$ 243,235
Wholesale and dealer financing
Commitments
Total credit limit	6,519,538
Utilized	$ 4,036,119